FINANCING ARRANGEMENTS WITH RELATED PARTIES	12 Months Ended
Dec. 31, 2011
FINANCING ARRANGEMENTS WITH RELATED PARTIES
13.	FINANCING ARRANGEMENTS WITH RELATED PARTIES

We had notes payable to three stockholders (Messrs. Winston Churchill, Thomas Rebar and Wayne Weisman, partners of SCP Private Equity Management Company, LLC (“SCP”)). SCP also owns stock in Cyalume and three Directors are members of SCP. Principal and accrued interest payable on these notes payable totaled approximately $1.2 million as of July 7, 2011. On July 7, 2011, these stockholders each entered into a securities exchange agreement in which they agreed to accept, subject to certain conditions being met, an aggregate of 253,288 shares of our common stock as payment in full of all principal and accrued interest on these notes. These transactions closed in July 2011.

In 2011, we incurred a $750,000 line of credit in conjunction with the acquisition of CSP. See Note 3 for more information regarding this line of credit, principal and accrued interest on which totals approximately $755,000 as of December 31, 2011. The lender is a related party due to the lender being our employee and a stockholder.

In 2011, we incurred a $250,000 note payable in conjunction with the acquisition of CTS. See Note 3 for more information regarding this note, principal and accrued interest on which totals approximately $250,000 as of December 31, 2011. The lender is a related party due to the lender being our employee and a stockholder.